Intangible Assets - Intellectual Property	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 4. Intangible Assets - Intellectual Property

On July 12, 2013, the Company, together with its wholly owned subsidiary, RenovaCare Sciences, entered into an asset purchase agreement with Dr. Jörg Gerlach, MD, PhD, pursuant to which RenovaCare Sciences purchased all of Dr. Gerlach’s rights, title and interest in the Cell Deposition Device. The Company plans to further the development of the Cell Deposition Device, if commercially viable, bring the product to market. Pursuant to the terms of the Asset Purchase Agreement, upon the closing of the transaction, the Company paid Dr. Gerlach $100,002 and issued to Dr. Gerlach a Series A Stock Purchase Warrant (the “Series A Warrant”) entitling him to purchase 1,200,000 shares (each a “Warrant Share”) of the Company’s common stock, subject to vesting milestones through July 11, 2019, at an exercise price of $0.35 per share. Acquisition related costs amounted to $52,852 and were capitalized together with the cash payment. Additional costs capitalized during 2013, and which related to a wound cap technology, amounted to $10,000. No additional costs were capitalized during 2014. At June 30, 2014, intangible assets amounted to $162,854.

The Series A Warrant was issued in exchange for services to be rendered in the future by Dr. Gerlach. An additional agreed upon cash sum amounting to $300,000 will be paid to Dr. Gerlach upon the Company attaining certain milestones related to the Regeneration Technology. The value of the Series A Warrant will be recognized as consulting expenses to the Company over the vesting term of the underlying warrant, subject to Dr. Gerlach providing ongoing consulting services to the Company with respect to the Regeneration Technology. As such, the measurement date for accounting purposes will be the date on which performance by Dr. Gerlach is completed. The fair value of each Warrant Share is estimated at the end of each reporting period during which Dr. Gerlach renders services using the Black-Scholes option pricing model. The fair value of each Warrant Share was approximately $0.79 as of June 30, 2014. Assumptions required for the Black-Scholes model are as follows:

Weighted average risk-free interest rate	1.62%
Expected life in years	5.00 Years
Weighted Avg Expected Volatility	90.9%
Expected dividend yield	0%

Consulting expense associated with the Series A Warrant amounted to $68,500 and $195,333 during the three and six months ended June 30, 2014.

On July 12, 2013, the Company, together with its wholly owned subsidiary, RenovaCare Sciences, entered into an asset purchase agreement with Dr. Jörg Gerlach, MD, PhD, pursuant to which RenovaCare Sciences purchased all of Dr. Gerlach’s rights, title and interest in the Cell Deposition Device. The Company plans to further the development of the Cell Deposition Device, if commercially viable, bring the product to market. Pursuant to the terms of the Asset Purchase Agreement, upon the closing of the transaction, the Company paid Dr. Gerlach $100,002 and issued to Dr. Gerlach a Series A Stock Purchase Warrant (the “Series A Warrant”) entitling him to purchase 1,200,000 shares (each a “Warrant Share”) of the Company’s common stock, subject to vesting milestones through July 11, 2019, at an exercise price of $0.35 per share. Acquisition related costs amounted to $52,852 and were capitalized together with the cash payment. Additional costs capitalized during 2013, and which related to a wound cap technology, amounted to $10,000. At December 31, 2013, intangible assets amounted to $162,854.

The Series A Warrant was issued in exchange for services to be rendered in the future by Dr. Gerlach. An additional agreed upon cash sum amounting to $300,000 will be paid to Dr. Gerlach upon the Company attaining certain milestones related to the Regeneration Technology. The value of the Series A Warrant will be recognized as consulting expenses to the Company over the vesting term of the underlying warrant, subject to Dr. Gerlach providing ongoing consulting services to the Company with respect to the Regeneration Technology. As such, the measurement date for accounting purposes will be the date on which performance by Dr. Gerlach is completed. The fair value of each Warrant Share is estimated at the end of each reporting period during which Dr. Gerlach renders services using the Black-Scholes option pricing model. The fair value of each Warrant Share was approximately $0.87 as of December 31, 2013. Assumptions required for the Black-Scholes model are as follows:

2013
Weighted average risk-free interest rate	1.75%
Expected life in years	5.5 Years
Weighted Avg Expected Volatility	102.0%
Expected dividend yield	$0

Consulting expense associated with the Series A Warrant amounted to $237,971 during 2013.